Offerings	Apr. 28, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.800% Notes due 2030
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit	0.99065
Maximum Aggregate Offering Price	$ 594,390,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 91,001.11
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the Company’s Registration Statement on Form S-3 (File No. 333-276141), in accordance with Rules 456(b) and 457(r) under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Notes due 2035
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99549
Maximum Aggregate Offering Price	$ 497,745,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,204.76
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the Company’s Registration Statement on Form S-3 (File No. 333-276141), in accordance with Rules 456(b) and 457(r) under the Securities Act.